Other Non-financial Assets and Liabilities - Other non-financial liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	$ 63,737,298	$ 42,434,883
Other non-current non-financial liabilities	37,611,263	53,219,983
Value-added tax fiscal credit and other taxes
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	31,913,026	19,661,207
Deferred revenue from energy sales
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	17,031,808	13,531,953
Other non-current non-financial liabilities	36,463,050	52,287,807
Deferred revenue from transfer of networks
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	7,080,104	1,952,515
Deferred revenue from retail businesses
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	6,825,691	4,795,903
Other Services
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	278,261	1,474,276
Other non-current non-financial liabilities	18,896
Deferred revenue from connections
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	251,784	417,852
Deferred revenue from lighting services
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	124,969	481,053
Reimbursable financial contributions
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	167,700	120,124
Other non-current non-financial liabilities	771,590	$ 932,176
Other
Disclosure Of Financial Liabilities [Line Items]
Other current non-financial liabilities	63,955
Other non-current non-financial liabilities	$ 357,727